Borrowings and Other Financial Liabilities - Detailed Information about Project Finance Facility (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Oyu Tolgoi [member]
Disclosure of detailed information about borrowings [line items]
Aggregate initial fair value of borrowings before transaction costs	$ 4,332.1
Amortized transaction costs	$ 185.5
Borrowing facility, interest-only payments period	5 years
MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual insurance premium	1.40%